Summary of Significant Accounting Policies (Details) - Schedule of Associates	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redbanc S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	33.43%	33.43%	33.43%
Transbank S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	25.00%	25.00%	25.00%
Centro de Compensación Automatizado S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	33.33%	33.33%	33.33%
Sociedad Interbancaria de Depósito de Valores S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	29.29%	29.29%	29.29%
Cámara Compensación de Pagos de Alto Valor S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	13.72%	15.00%	15.00%
Administrador Financiero del Transantiago S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	20.00%	20.00%	20.00%
Servicios de Infraestructura de Mercado OTC S.A.
Schedule of Associates [Line Items]
Percentage of ownership share	12.48%	12.48%	12.48%